INTANGIBLE ASSETS AND UNFAVORABLE LEASE (Tables)	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS AND UNFAVORABLE LEASE [Abstract]
Intangible Assets and Unfavorable Lease
	2012	2013
Intangible assets, original cost—
Favorable lease agreements	451,337	451,337
Franchise agreements	49,574	49,574
Customer relationship	7,073	7,073
Brand	684,300	684,300
Purchased software	40,772	51,138
	1,233,056	1,243,422
Less: Accumulated amortization —
Favorable lease agreements	(51,886)	(82,740)
Franchise agreements	(8,424)	(14,520)
Customer relationship	(2,215)	(3,968)
Purchased software	(21,112)	(29,695)
	(83,637)	(130,923)
Intangible assets, net	1,149,419	1,112,499

Unfavorable lease liability—
	2012	2013

Unfavorable lease agreements, original cost	416,612	416,612
Less: Accumulated amortization	(46,064)	(78,985)
Unfavorable lease liability, net	370,548	337,627

Annual Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability
	Amortization for Intangible Assets	Amortization for Unfavourable Lease	Net Amortization
2014	46,730	(32,919)	13,811
2015	43,241	(32,919)	10,322
2016	40,415	(32,828)	7,587
2017	37,338	(32,483)	4,855
2018	34,721	(30,342)	4,379
	202,445	(161,491)	40,954